Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Activities
Net earnings (loss)	$ 13,352	$ 4,291	$ 12,983	$ 7,294	$ (18,455)	$ 88,257	$ 152,128
Items not requiring cash and cash equivalents:
Depreciation and amortization	22,058	21,389	43,948	42,461	87,622	85,265	86,559
Equity (earnings) loss from associates and joint ventures	(562)	(187)	(846)	225	(671)	(1,995)	(1,692)
Deferred income taxes	(1,920)	1,361	(1,662)	(3,159)	43,422	14,174	31,476
Share-based compensation expense (recovery)	(2,667)	3,158	1,382	8,425	12,937	1,816	7,749
Gain (Loss) on disposal of property, plant and equipment	(79)	(63)	(79)	(38)	(135)	(45)	(302)
Impairment on rental equipment (Note 4)	349	485	349	485	537	2,607	26,414
Adjustments to reconcile profit (loss) other than changes in working capital	30,531	30,434	56,075	55,693	125,257	190,079	302,332
Net change in working capital and other (Note 16)	(9,434)	(16,044)	(57,690)	17,274	82,937	57,230	(235,411)
Cash provided by (used in) operating activities	21,097	14,390	(1,615)	72,967	208,194	247,309	66,921
Additions to:
Property, plant and equipment	(2,092)	(1,426)	(2,991)	(2,745)	(5,154)	(9,874)	(46,322)
Rental equipment	(12,155)	(14,641)	(14,695)	(25,970)	(52,187)	(123,879)	(217,068)
Proceeds on disposal of:
Property, plant and equipment (Note 4)	87	77	87	77	220	115	9,205
Rental equipment	2,693	149	2,693	1,018	4,670	4,592	6,442
Investment in associates and joint ventures	(467)	0	(467)	0	(130)	(1,939)	(3,630)
Net change in accounts payable related to the addition of property, plant and equipment, and rental equipment	12,091	16,032	(1,355)	15,241	3,720	(39,512)	1,542
Cash used in investing activities	157	191	(16,728)	(12,379)	(48,861)	(170,497)	(249,831)
Financing Activities
Net proceeds from (repayment of) the Bank Facility	4,818	(22,106)	20,678	(46,865)	(53,891)	(40,081)	(812)
Net proceeds from (repayment of) the Asset-Based Facility	(6,284)	43,714	(10,861)	43,714	36,916	0	0
Repayment of the Senior Notes	0	(40,000)	0	(40,000)	(40,000)	0	0
Lease liability principal repayment	(3,818)	(3,151)	(7,331)	(6,487)	(14,215)	(12,770)	(12,551)
Dividends paid	(2,242)	(1,794)	(4,484)	(3,587)	(7,171)	(24,212)	(37,548)
Stock option exercises	0	0	12	0			7,453
Debt refinancing and transaction costs	(2,437)	(892)	(6,592)	(1,047)	(2,095)	(258)	(780)
Cash used in financing activities	(9,963)	(24,229)	(8,578)	(54,272)	(80,456)	(77,321)	(44,238)
Effect of exchange rate changes on cash and cash equivalents denominated in foreign currencies	2,573	(2,022)	1,241	(3,020)	(1,795)	(70)	(3,461)
Increase (decrease) in cash and cash equivalents	13,864	(11,670)	(25,680)	3,296	77,082	(579)	(230,609)
Cash and cash equivalents, beginning of period	133,214	110,642	172,758	95,676	95,676	96,255	326,864
Cash and cash equivalents, end of period	$ 147,078	$ 98,972	$ 147,078	$ 98,972	$ 172,758	$ 95,676	$ 96,255